Mar. 01, 2017

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JULY 31, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

The fund’s Board of Trustees (the “Board”) has approved a reduction of the fund’s management fees from 0.30% of the fund’s average daily net assets to 0.27% of the fund’s average daily net assets, effective on or about July 31, 2017. As a result, effective on or about July 31, 2017, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27
Distribution and/or service (12b-1) fees	None
Other expenses	None
Total annual fund operating expenses	0.27

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Low Volatility High Dividend ETF	28	87	152	343